Intangible Assets - Estimated Future Amortization Expense (FY) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	$ 2,333
2022	2,316
2023	1,313
2024	1,313
2025	1,313
Thereafter	$ 0